Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash	$ 40,018	$ 6	$ 11,079
Prepaid income taxes	46,286	69,483	0
Prepaid expenses	10,800	0	19,114
Total current assets	97,104	69,489	30,193
Cash and marketable securities held in Trust Account	5,934,671	32,005,205	70,765,966
Total assets	6,031,775	32,074,694	70,796,159
Current Liabilities
Accounts payable and accrued expenses	379,198	622,441	551,099
Income taxes payable		0	16,311
Total current liabilities	379,198	622,441	567,410
Promissory note - related party	758,060	416,141	0
Promissory notes payable	1,693,306	1,535,623	690,000
Total liabilities	2,830,564	2,574,205	1,257,410
Commitments and Contingencies (Note 7)
Common stock subject to possible redemption	0	24,500,488	64,538,743
Stockholders' Equity
Preferred stock, $0.001 par value; 1,000,000 authorized; none issued and outstanding	0	0	0
Common stock	2,688	2,844	2,725
Additional paid-incapital	2,831,088	4,627,662	5,036,213
Retained earnings	367,435	369,495	(38,932)
Total stockholders' equity	3,201,211	5,000,001	5,000,006
Total liabilities and stockholders' equity	$ 6,031,775	$ 32,074,694	$ 70,796,159